TRADE PAYABLES (Tables)	6 Months Ended
Jun. 30, 2024
Trade Payables
SCHEDULE OF INFORMATION ABOUT TRADE PAYABLES
	As of
	June 30, 2024	December 31, 2023
	USD’000	USD’000
Trade payables	639	-